Derivative Instruments Accounted for at Fair Value (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of Estimated Fair Value and Carrying Value of Assets and Liabilities Measured at Fair Value on Recurring Basis, Non-recurring Basis
The following table includes the estimated fair value of those assets and liabilities that are measured at fair value on a recurring basis and are carried at fair value as at December 31, 2020 and June 30, 2021:

		December 31, 2020	June 30, 2021
Fair Value Hierarchy Level	Fair Value Hierarchy Level	Fair Value Asset (Liability)	Fair Value Asset (Liability)

		(in thousands)
Cross-currency interest rate swap agreement	Level 2	(2,896)	(2,943)
Interest rate swap agreements	Level 2	(111)	215